Form N-1A Supplement	Aug. 26, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Federated Hermes Total Return Bond ETFA Portfolio of Federated Hermes ETF TrustSUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED AUGUST 31, 2026 Effective October 31, 2026, the Fund may invest up to 35% of its total assets in noninvestment-grade debt securities. As such, effective October 31, 2026, please replace the third sentence of the first paragraph under “What are the Fund’s Main Investment Strategies” in the Summary Prospectus and the first sentence of the fourth paragraph under “What are the Fund’s Investment Strategies?” in the Prospectus with the following sentence:“The Fund may invest up to 35% of its total assets in noninvestment-grade debt securities (otherwise known as “junk bonds”).”August 26, 2026Federated Hermes Total Return Bond ETF
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ457309 (8/26)© 2026 Federated Hermes, Inc.